Related Party Transactions - Schedule of Balances Due to and Due from Related Parties (Details) (Huale Group Co.Limited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Due from related parties	$ 20,140		$ 64,496	$ 80,270
Due to related parties	553,814		374,553	195,214
Huang Xiansheng [Member]
Due from related parties	$ 20,140		$ 19,915	25,837
Relationship	Minority shareholder of Shenzhen Yeller		Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties			$ 44,581	54,433
Due to related parties	$ 9,672
Relationship	Company owned by President of the Company		Company owned by President of the Company
Huang Yusheng [Member]
Due to related parties	$ 544,142		$ 374,553	137,791
Relationship	President of the Company		President of the Company
Huale Group Co., Ltd ("HGL") [Member]
Due from related parties		$ 445,585		162,054
Huale Group Co., Ltd ("HGL") [Member] | Huang Xiansheng [Member]
Due from related parties				25,837
Relationship		Minority shareholder of Shenzhen Yeller
Huale Group Co., Ltd ("HGL") [Member] | Shenzhen Huashengchuang Investment Development Co., Ltd [Member]
Due from related parties		$ 282,956
Relationship		Company owned by President of the Company
Huale Group Co., Ltd ("HGL") [Member] | Huale Acoustics Limited [Member]
Due from related parties		$ 123,126		81,784
Relationship		Ultimate Holding Company
Huale Group Co., Ltd ("HGL") [Member] | Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties		$ 39,503		54,433
Relationship		Company owned by President of the Company
Huale Group Co., Ltd ("HGL") [Member] | Huang Yusheng [Member]
Due from related parties		$ 791,283		$ 105,942
Relationship		Sole director of the Company